Schedule of aggregate deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Net operating loss carryforwards – U.S.	$ 6,966,678	$ 6,821,392
Net operating loss carryforwards – Singapore	4,969,659	4,605,688
Net operating loss carryforwards – Other counties	451,417	714,248
Less: valuation allowance	(12,387,754)	(12,141,328)
Deferred tax assets, net